Foreign Currency Position - Schedule of Assets and Liabilities Denominated in Foreign Currencies (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Disclosure of financial assets [line items]
Cash and deposits in banks	$ 3,058,752		$ 3,473,392	$ 3,089,072
Cash items in process of collection	494,994		438,496
Financial instruments at fair value through profit or loss	472,283		332,724
Financial instruments at fair value through other comprehensive income	3,735,290		3,660,450
Financial instruments at amortized cost	1,013,943		187,455
Investments under resale agreements	162,774		606,178
Investments in associates	11,584		9,152	7,149
Financial derivatives contracts held for trading	3,756,340		2,980,926
Interbank loans, net	46,122		80,554
Loans and accounts receivable at amortized cost	25,711,811		23,795,548
Intangible assets	693,790		699,344	718,683
Property, plant, and equipment	60,196		71,933	80,615
Right of use assets under lease agreements	89,539		110,781	146,008
Current taxes	88,353		58,184
Deferred taxes	274,612		272,211
Other assets	629,683		810,521
Other non-current assets held for sale	20,700		12,394
TOTAL ASSETS	40,320,766	$ 47,197	37,600,243
Deposits and other demand liabilities	5,555,185		7,576,095
Cash in process of being cleared	456,957		424,358
Obligations under repurchase agreements	354,088		466,006
Time deposits and other time liabilities	12,703,653		10,097,443
Financial derivatives contracts held for trading	3,644,874		2,925,587
Interbank borrowings	3,426,141
Interbank borrowings	4,728,323		4,918,423
Debt instruments issued	6,547,807		5,609,795
Other financial liabilities	359,573		42,435
Lease contracts liabilities	94,575		115,544	151,885
Current taxes	77		1,332
Provisions	287,134		235,347	$ 135,090
Other liabilities	1,007,562		709,612
TOTAL LIABILITIES	37,002,977		34,275,022
Assets (liabilities) net	3,317,789		3,325,221
CLP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	419,077		91,817
Financial instruments at fair value through other comprehensive income	3,028,865		2,012,758
Financial instruments at amortized cost	302,886		451,099
Investments in associates	5,695		9,152
Right of use assets under lease agreements	69,416		86,240
Other non-current assets held for sale	12,175		11,916
Cash in process of being cleared	136,813		231,391
Financial derivatives contracts held for trading			2,194,964
Interbank borrowings	2,422,978
Interbank borrowings	3,007,284		3,007,242
Other financial liabilities	57,014		42,435
Lease contracts liabilities	408		483
Assets (liabilities) net	(998,999)		(3,086,401)
Hungary, Forint
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	72,754		301,897
Financial instruments at amortized cost	383,948		321,291
Financial derivatives contracts held for trading			118,170
Interbank borrowings	138,312
Interbank borrowings	35,085
Lease contracts liabilities	73,191		86,120
Assets (liabilities) net	3,017,880		4,477,941
USD [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss	53,206
Financial instruments at fair value through other comprehensive income	494,180		980,339
Financial instruments at amortized cost			(772,390)
Investments in associates	5,886
Interbank loans, net	25,537		52,505
Right of use assets under lease agreements	6,144		5,723
Other non-current assets held for sale	114
Cash in process of being cleared	302,819		182,202
Financial derivatives contracts held for trading			540,656
Interbank borrowings	704,894
Interbank borrowings	940,440		1,721,424
Other financial liabilities	302,559
Lease contracts liabilities	6,267		6,778
Assets (liabilities) net	1,598,931		1,258,850
COP [member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss			240,907
Financial instruments at fair value through other comprehensive income	139,491		365,456
Financial instruments at amortized cost	327,109		187,455
Interbank loans, net	20,585		28,049
Right of use assets under lease agreements	13,979		18,818
Other non-current assets held for sale	8,411		478
Cash in process of being cleared	9
Financial derivatives contracts held for trading			60,400
Interbank borrowings	159,957
Interbank borrowings	721,414		117,239
Lease contracts liabilities	14,519		22,047
Assets (liabilities) net	(351,055)		690,237
Euro [Member]
Disclosure of financial assets [line items]
Investments in associates	3
Cash in process of being cleared	16,947		10,640
Financial derivatives contracts held for trading			11,397
Interbank borrowings	23,269		837
Assets (liabilities) net	38,312		25,003
Other Currency [member]
Disclosure of financial assets [line items]
Cash in process of being cleared	369		125
Interbank borrowings	831		71,681
Assets (liabilities) net	12,597		(49,693)
Cash and deposits in banks [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	3,058,752		3,473,392
Cash and deposits in banks [member] | CLP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	1,472,359		1,308,118
Cash and deposits in banks [member] | USD [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	1,387,738		1,822,747
Cash and deposits in banks [member] | COP [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	149,163		287,922
Cash and deposits in banks [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash and deposits in banks	35,730		32,213
Cash and deposits in banks [member] | Other Currency [member]
Disclosure of financial assets [line items]
Cash and deposits in banks	13,762		22,392
Cash In The Process Of Collection [member]
Disclosure of financial assets [line items]
Cash items in process of collection	494,994		438,496
Cash In The Process Of Collection [member] | CLP [member]
Disclosure of financial assets [line items]
Cash items in process of collection	339,559		211,686
Cash In The Process Of Collection [member] | USD [member]
Disclosure of financial assets [line items]
Cash items in process of collection	148,960		222,843
Cash In The Process Of Collection [member] | COP [member]
Disclosure of financial assets [line items]
Cash items in process of collection	5		347
Cash In The Process Of Collection [member] | Euro [Member]
Disclosure of financial assets [line items]
Cash items in process of collection	4,414		3,354
Cash In The Process Of Collection [member] | Other Currency [member]
Disclosure of financial assets [line items]
Cash items in process of collection	2,056		266
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	25,711,811		23,795,548
Loans and receivables from banks, net [member] | CLP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	7,526,343		6,079,741
Loans and receivables from banks, net [member] | Hungary, Forint
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	10,665,565		9,799,322
Loans and receivables from banks, net [member] | USD [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	3,920,269		3,578,507
Loans and receivables from banks, net [member] | COP [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	3,547,452		4,302,474
Loans and receivables from banks, net [member] | Euro [Member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	51,346		26,371
Loans and receivables from banks, net [member] | Other Currency [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost	836
Investments under resale agreements [Member]
Disclosure of financial assets [line items]
Investments under resale agreements	162,774		606,178
Investments under resale agreements [Member] | CLP [member]
Disclosure of financial assets [line items]
Investments under resale agreements	63,154		171,810
Investments under resale agreements [Member] | COP [member]
Disclosure of financial assets [line items]
Investments under resale agreements	99,620		434,368
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	3,617,791		2,980,926
Derivative financial instruments [member] | CLP [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	2,347,490		2,254,395
Derivative financial instruments [member] | Hungary, Forint
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	195,800		126,280
Derivative financial instruments [member] | USD [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	728,250		564,013
Derivative financial instruments [member] | COP [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	346,251		30,538
Derivative financial instruments [member] | Euro [Member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading			5,700
Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	138,548
Financial derivative contracts held for hedge accounting [member] | CLP [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	75,651
Financial derivative contracts held for hedge accounting [member] | USD [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	62,897
Intangible assets 1 [member]
Disclosure of financial assets [line items]
Intangible assets	693,790		699,344
Intangible assets 1 [member] | CLP [member]
Disclosure of financial assets [line items]
Intangible assets	663,991		663,373
Intangible assets 1 [member] | USD [member]
Disclosure of financial assets [line items]
Intangible assets	230		130
Intangible assets 1 [member] | COP [member]
Disclosure of financial assets [line items]
Intangible assets	29,569		35,841
Property, plant and equipment, net [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	60,196		71,933
Property, plant and equipment, net [member] | CLP [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	46,080		39,507
Property, plant and equipment, net [member] | USD [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	709		433
Property, plant and equipment, net [member] | COP [member]
Disclosure of financial assets [line items]
Property, plant, and equipment	13,407		31,993
Current income taxes [member]
Disclosure of financial assets [line items]
Current taxes	88,353		58,184
Current income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes	50,690		18,871
Current income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Current taxes			1,713
Current income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes	37,663		37,600
Deferred income taxes [member]
Disclosure of financial assets [line items]
Deferred taxes	274,612		272,211
Deferred income taxes [member] | CLP [member]
Disclosure of financial assets [line items]
Deferred taxes	181,556		181,998
Deferred income taxes [member] | USD [member]
Disclosure of financial assets [line items]
Deferred taxes	19,274		15,942
Deferred income taxes [member] | COP [member]
Disclosure of financial assets [line items]
Deferred taxes	73,782		74,271
Other asset [member]
Disclosure of financial assets [line items]
Other assets	629,684		810,521
Other asset [member] | CLP [member]
Disclosure of financial assets [line items]
Other assets	207,238		224,814
Other asset [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other assets	4,765		4,421
Other asset [member] | USD [member]
Disclosure of financial assets [line items]
Other assets	358,481		516,165
Other asset [member] | COP [member]
Disclosure of financial assets [line items]
Other assets	53,219		56,492
Other asset [member] | Euro [Member]
Disclosure of financial assets [line items]
Other assets	5,664		8,361
Other asset [member] | Other Currency [member]
Disclosure of financial assets [line items]
Other assets	3
Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	40,320,766		37,600,243
Financial assets1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	16,812,225		13,817,295
Financial assets1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL ASSETS	11,322,832		10,553,211
Financial assets1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	7,211,875		6,988,670
Financial assets1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	4,859,706		6,133,009
Financial assets1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL ASSETS	97,157		75,999
Financial assets1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	16,657		22,658
Readjustment [member]
Disclosure of financial assets [line items]
Lease contracts liabilities	190		116
Assets (liabilities) net	123		9,284
Readjustment [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Loans and accounts receivable at amortized cost			9,133
Readjustment [member] | Other asset [member]
Disclosure of financial assets [line items]
Other assets	314		268
Readjustment [member] | Financial assets1 [member]
Disclosure of financial assets [line items]
TOTAL ASSETS	314		9,401
Current accounts and demand deposits [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	5,555,185		7,576,095
Current accounts and demand deposits [member] | CLP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	2,819,429		3,717,926
Current accounts and demand deposits [member] | Hungary, Forint
Disclosure of financial assets [line items]
Deposits and other demand liabilities	27,427		21,624
Current accounts and demand deposits [member] | USD [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	809,882		896,088
Current accounts and demand deposits [member] | COP [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	1,880,225		2,914,776
Current accounts and demand deposits [member] | Euro [Member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	15,362		25,136
Current accounts and demand deposits [member] | Other Currency [member]
Disclosure of financial assets [line items]
Deposits and other demand liabilities	2,860		545
Obligations under repurchase agreements [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	354,088		466,006
Obligations under repurchase agreements [member] | CLP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	288,446		212,356
Obligations under repurchase agreements [member] | USD [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	8,119
Obligations under repurchase agreements [member] | COP [member]
Disclosure of financial assets [line items]
Obligations under repurchase agreements	57,523		253,650
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	12,703,653		10,097,443
Time deposits and saving accounts [member] | CLP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	7,567,423		6,233,732
Time deposits and saving accounts [member] | Hungary, Forint
Disclosure of financial assets [line items]
Time deposits and other time liabilities	1,394,752		509,868
Time deposits and saving accounts [member] | USD [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	1,982,901		2,045,906
Time deposits and saving accounts [member] | COP [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	1,758,575		1,307,928
Time deposits and saving accounts [member] | Euro [Member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	1		8
Time deposits and saving accounts [member] | Readjustment [member]
Disclosure of financial assets [line items]
Time deposits and other time liabilities	1		1
Financial derivative contracts held for hedge accounting [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	218,733
Financial derivative contracts held for hedge accounting [member] | CLP [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	201,537
Financial derivative contracts held for hedge accounting [member] | COP [member]
Disclosure of financial assets [line items]
Financial derivatives contracts held for trading	17,196
Debt Issued [member]
Disclosure of financial assets [line items]
Debt instruments issued	6,547,807		6,762,840
Debt Issued [member] | CLP [member]
Disclosure of financial assets [line items]
Debt instruments issued	679,521		888,333
Debt Issued [member] | Hungary, Forint
Disclosure of financial assets [line items]
Debt instruments issued	5,445,284		5,094,916
Debt Issued [member] | USD [member]
Disclosure of financial assets [line items]
Debt instruments issued			144,078
Debt Issued [member] | COP [member]
Disclosure of financial assets [line items]
Debt instruments issued	423,002		635,513
Financial instruments of regulatory capital issued [member]
Disclosure of financial assets [line items]
Debt instruments issued	1,263,169
Financial instruments of regulatory capital issued [member] | Hungary, Forint
Disclosure of financial assets [line items]
Debt instruments issued	1,070,933
Financial instruments of regulatory capital issued [member] | USD [member]
Disclosure of financial assets [line items]
Debt instruments issued	147,291
Financial instruments of regulatory capital issued [member] | COP [member]
Disclosure of financial assets [line items]
Debt instruments issued	44,945
Current Income Tax Provision [member]
Disclosure of financial assets [line items]
Current taxes	77		1,332
Current Income Tax Provision [member] | CLP [member]
Disclosure of financial assets [line items]
Current taxes			393
Current Income Tax Provision [member] | COP [member]
Disclosure of financial assets [line items]
Current taxes	77		939
Provisions [member]
Disclosure of financial assets [line items]
Provisions	287,134		235,347
Provisions [member] | CLP [member]
Disclosure of financial assets [line items]
Provisions	176,255		158,779
Provisions [member] | USD [member]
Disclosure of financial assets [line items]
Provisions	30,484		2,177
Provisions [member] | COP [member]
Disclosure of financial assets [line items]
Provisions	80,395		74,391
Others liabilities [member]
Disclosure of financial assets [line items]
Other liabilities	1,007,562		709,612
Others liabilities [member] | CLP [member]
Disclosure of financial assets [line items]
Other liabilities	454,116		215,662
Others liabilities [member] | Hungary, Forint
Disclosure of financial assets [line items]
Other liabilities	119,968		244,572
Others liabilities [member] | USD [member]
Disclosure of financial assets [line items]
Other liabilities	377,288		190,511
Others liabilities [member] | COP [member]
Disclosure of financial assets [line items]
Other liabilities	52,924		55,889
Others liabilities [member] | Euro [Member]
Disclosure of financial assets [line items]
Other liabilities	3,266		2,978
Financial liabilities1 [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	37,002,977		34,275,022
Financial liabilities1 [member] | CLP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	17,811,224		16,903,696
Financial liabilities1 [member] | Hungary, Forint
Disclosure of financial assets [line items]
TOTAL LIABILITIES	8,304,952		6,075,270
Financial liabilities1 [member] | USD [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	5,612,944		5,729,820
Financial liabilities1 [member] | COP [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	5,210,761		5,442,772
Financial liabilities1 [member] | Euro [Member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	58,845		50,996
Financial liabilities1 [member] | Other Currency [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	4,060		72,351
Financial liabilities1 [member] | Readjustment [member]
Disclosure of financial assets [line items]
TOTAL LIABILITIES	$ 191		$ 117